Cover Page	Aug. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2026
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Incorporation, State or Country Code	OH
Entity File Number	001-09518
Entity Tax Identification Number	34-0963169
Entity Address, Address Line One	300 North Commons Blvd.,
Entity Address, City or Town	Mayfield Village,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44143
City Area Code	440
Local Phone Number	461-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	PGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000080661